SHARE CAPITAL - Summary of share capital (Details) - CAD ($) $ / shares in Units, $ in Thousands																				12 Months Ended
	Nov. 16, 2022	Sep. 30, 2022	Aug. 31, 2022	Aug. 15, 2022	Jun. 27, 2022	Jun. 24, 2022	Jun. 22, 2022	Apr. 01, 2022	Mar. 25, 2022	Feb. 18, 2022	Feb. 14, 2022	Jan. 06, 2022	Nov. 29, 2021	Nov. 18, 2021	Aug. 31, 2021	Aug. 18, 2021	Aug. 17, 2021	Aug. 16, 2021	Jun. 28, 2021	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of number of shares outstanding [abstract]
Weighted average fair value at measurement date, share options granted																$ 519		$ 383	$ 7,994	$ 27,283
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Risk free interest rate, share options granted																0.82%		0.81%	0.98%
Expected volatility, share options granted																95.00%		95.00%	95.00%
Option life, share options granted																5.00		5.00	5.00
Expected dividend as percentage, share options granted																0.00%		0.00%	0.00%
Weighted average share price, share options granted																$ 2.42		$ 2.48	$ 2.90
Exercise price, share options granted																$ 2.48		$ 2.48	$ 2.90
Increase (Decrease) Through Contingent Consideration, Equity																				$ 2,988	$ 4,251
Number of Common Shares Held In Escrow																				0	12,545,767
Employee
Reconciliation of number of shares outstanding [abstract]
Weighted average fair value at measurement date, share options granted		$ 98		$ 14
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Risk free interest rate, share options granted	3.78%	3.32%		2.88%
Expected volatility, share options granted	85.00%	95.00%		95.00%
Option life, share options granted	3	5		5
Expected dividend as percentage, share options granted	0.00%	0.00%		0.00%
Weighted average share price, share options granted	$ 0.58	$ 0.67		$ 0.97
Exercise price, share options granted	$ 0.75	$ 1.00		$ 1.00
Class B Shares
Reconciliation of number of shares outstanding [abstract]
Balance (in shares)								1,047,135.1												1,047,135.1	962,243.3
Number of Shares Issued Through Contingent Consideration, Equity			33,190.1		37,366.2	266,933.1	456.5	22,428.3	90,546	17,239.5	41,028.2	15,611.4	31,721.5	28,903	9,392.6		18,788.5		15,771.1	360,374.2	269,007.8
Increase (Decrease) Through Conversion of Convertible Instruments, Equity, Shares																				(876,967.2)	(184,116)
Balance (in shares)																				530,542.1	1,047,135.1
Disclosure of significant unobservable inputs used in fair value measurement of assets [table]
Increase (Decrease) Through Contingent Consideration, Equity			$ 468		$ 280	$ 2,034	$ 5	$ 229	$ 905	$ 233	$ 551	$ 236	$ 629	$ 706	$ 317		$ 633		$ 458